Share Capital - Schedule of Declared Quarterly Dividends (Detail) (USD $)	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Equity [Abstract]
Dividends declared	$ 0.050	$ 0.050	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.040